Description of Business and Segmented Disclosures - Schedule of Exploration and Evaluation Assets, Property, Plant and Equipment, Goodwill and Total Assets (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 3,679	$ 3,673
PP&E	29,412	29,596
Goodwill	2,272	2,272
Total Assets	40,299	40,933
Oil Sands Segment [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	623	617
PP&E	22,112	22,320
Goodwill	2,272	2,272
Total Assets	26,953	26,799
Deep Basin Segment [Member]
Disclosure Of Reportable Segments [Line Items]
E&E Assets	3,056	3,056
PP&E	2,879	3,019
Total Assets	6,552	6,694
Conventional Segment [Member]
Disclosure Of Reportable Segments [Line Items]
Total Assets	39	644
Refining and Marketing Sement [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	4,147	3,967
Total Assets	5,708	5,432
Corporate And Eliminations Segment [Member]
Disclosure Of Reportable Segments [Line Items]
PP&E	274	290
Total Assets	$ 1,047	$ 1,364